Long-Term Debt	12 Months Ended
Dec. 31, 2021
Southland Holdings Llc [Member]
Long-Term Debt

11.	Long-Term Debt

Long-term debt and credit facilities consist of the following as of December 31, 2021, and December 31, 2020:

	As of
(Amounts in thousands)	December 31, 2021	December 31, 2020
Secured notes	$215,622	$159,418
Mortgage notes	1,089	2,038
Revolving credit facility	20,000	35,000
Equipment notes	540	2,627
Total debt	237,251	199,083
Unamortized deferred financing costs	(321)	(746)
Total debt, net	236,930	198,337
Current portion	41,333	35,652
Total long-term debt	$195,597	$162,685

The weighted average interest rate on total debt outstanding as of December 31, 2021, and December 31, 2020, was 2.85% and 3.09%, respectively.

As of December 31, 2021, our fleet of equipment was subject to liens securing our debt.

We are currently in compliance with all applicable debt covenants.

Revolving Credit Facility

In July 2021, we entered into a revolving credit agreement with Frost Bank for $50.0 million. As of December 31, 2021, the revolving credit facility agreement bears interest on drawn balances at 1-month Wall Street Journal LIBOR, subject to a floor of 1.00%, plus an applicable margin rate of 2.00%. As of December 31, 2021, $20.0 million was drawn on the revolver, and we had $30.0 million available. The revolver replaces the Bank of America revolving credit facility that was entered in 2019 with a total capacity of $75.0 million.

Secured Notes

We enter secured notes in order to finance growth within our business. As of December 31, 2021, we had secured notes expiring between November 2023 and July 2029. Interest rates on the secured notes range between 1.29% and 5.49%.

Mortgage Notes

We enter mortgage notes in order to finance growth within our business. As of December 31, 2021, we had mortgage notes expiring between October 2023 and February 2029. Interest rates on the mortgage notes range between 3.84% and 5.99%.

Equipment OEM Notes

We enter equipment notes in order to complete certain specialty construction projects. As of December 31, 2021, we had equipment notes expiring between August 2022 and April 2023. As of December 31, 2021, there is no interest rate on any of our equipment notes.

Debt Maturity

Future long-term maturities are as follows for the years ended December 31:

Year Ended
(Amounts in thousands)	December 31,
2022	$41,333
2023	64,574
2024	42,459
2025	49,242
2026	26,010
Thereafter	13,312
Total	$236,930